1. Operations	12 Months Ended
Dec. 31, 2017
Operations Abstract
Operations

1.a Corporate Structure

TIM Participações S.A. (“TIM Participações” and/or the “Company”) is a publicly-held corporation based in the city of Rio de Janeiro, State of Rio de Janeiro, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group and holds 66.58% of the capital of TIM Participações as of December 31, 2017, (66.58% as of December 31, 2016). The main purpose of the Company and its subsidiaries (the “Group”) is to control companies providing telecommunications services, including personal mobile telecom services and others, in their licensed areas. The services provided by TIM Participações’ subsidiaries are regulated by Agência Nacional de Telecomunicações (“Anatel”).

The Company’s shares are traded on B3 (formerly BM&F/Bovespa). Additionally, TIM Participações trades its Level II American Depositary Receipts (“ADRs”) on the New York Stock Exchange (“NYSE”) in the US. Accordingly, the Company is subject to the rules of the Brazilian Securities Commission (Comissão de Valores Mobiliários or “CVM”) and the US Securities and Exchange Commission (“SEC”). In accordance with good market practice, TIM Participações adopts the practice of simultaneously releasing its financial information in Reais in both markets, in Portuguese and English.

Corporate Reorganization

On July 25, 2017, the meeting of the Board of Directors of the Company approved the corporate restructuring of the subsidiaries TIM Celular S.A. and Intelig Telecomunicações Ltda. (“Intelig”) through the takeover of TIM Celular by Intelig. On September 6, 2017, the corporate action involving the transformation of Intelig’s articles of association from a Limited Liability Company to a Limited Liability Corporation (not listed), and Intelig has its corporate name changed to TIM S.A. as the first phase of the restructuring. The corporate reorganization is expected to take place in 2018, which may have an impact on the financial statements of the Company as a result of the potential recording of deferred income tax and social contribution assets on tax losses carried forward and the negative base of social contribution generated by TIM S.A., as presented in Note 10.

Direct subsidiaries

(a)        TIM Celular S.A. (“TIM Celular”)

The Company holds 100% of TIM Celular´s capital stock. This subsidiary provides Landline Telephone Services (“STFC”) - Domestic Long Distance and International Long Distance voice services, Personal Mobile Services (“SMP”) and Multimedia Communication Services (“SCM”) in all Brazilian states and in the Federal District.

(b)        TIM S.A. (formerly called “Intelig”)

The Company also holds 100% of TIM S.A.’s shares of capital stock. This company provides STFC – Local voice services and SCM services in all Brazilian states and in the Federal District.